POMONA INVESTMENT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2021 (UNAUDITED)

Private Equity Investments (94.63%)(a)(b)	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (4.35%)
BSV Opportunities B,F.C.R.E(d)	Europe	12/16/2021	$–
Dyal V Nimbus Cayman (B), L.P.(d)	North America	09/10/2021	6,987,100
Dyal V Nimbus U.S. (A), LLC(d)	North America	09/10/2021	5,920,577
Investcorp Aspen Offshore Fund, L.P.	North America	07/01/2019	6,678,054
Roark Capital Partners II Sidecar, L.P.	North America	10/18/2018	1,562,775
Total Direct Investments/Co-Investments			21,148,506

Primary Investments (4.27%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P.	Europe	04/11/2019	2,247,861
Accel-KKR Growth Capital Partners IV, L.P.(d)	North America	12/17/2021	(6,954)
Berkshire Fund X-A, L.P.(d)	North America	09/22/2020	1,189,274
CB Offshore Equity X, L.P.(d)	North America	11/20/2020	910,112
Clearlake Capital Partners VII (USTE), L.P.(d)	North America	09/17/2021	(3,029)
Dyal V Offshore Investors, L.P.	North America	09/20/2021	3,009,660
Genstar Capital Partners X, L.P.(d)	North America	04/01/2021	537,811
Hellman & Friedman Capital Partners IX (Parallel), L.P.	North America	09/28/2018	2,335,656
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)	North America	05/10/2021	600,447
Roark Capital Partners V (TE), L.P.	North America	04/30/2018	5,394,641
TA XIV-B, L.P.(d)	North America	05/27/2021	1,316,338
The Veritas Capital Fund VII, L.P.(d)	North America	10/10/2019	3,194,501
Total Primary Investments			20,726,318

Seasoned Primary Investments (5.21%)
Aerospace, Transportation and Logistics Fund II, L.P.(d)	North America	03/31/2019	2,410,915
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	426,747
Gryphon Partners IV, L.P.	North America	06/28/2016	5,714,253
Gryphon Partners VI-A, L.P.(d)	North America	12/17/2021	317,198
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.(d)	North America	10/26/2021	1,856,362
Ironsides Offshore Direct Investment Fund V, L.P.(d)	North America	12/31/2019	4,011,819
L Catterton IX, L.P.	North America	03/09/2021	3,589,718
Merit Mezzanine Fund VI, L.P.	North America	03/02/2018	2,873,082
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	4,096,345
Total Seasoned Primary Investments			25,296,439

Secondary Investments (80.81%)
ABRY Partners V, L.P.(d)	North America	12/31/2018	4,306
Accel-KKR Capital Partners CV III, L.P.(d)	North America	06/30/2021	6,302,284
Accel-KKR Capital Partners III, L.P.(d)	North America	06/30/2021	17,779
Advent International GPE VI-A Limited Partnership(d)	North America	03/31/2021	196,072
Advent International GPE VII-B Limited Partnership(d)	North America	06/30/2015	1,712,771
Advent International GPE VIII-C Limited Partnership(d)	North America	12/31/2019	2,515,965
AP VIII Private Investors Offshore (USD), L.P.	North America	06/30/2017	103,601
AP VIII Private Investors, LLC	Europe	06/28/2019	2,086,250
Apax Europe VI - A, L.P.(d)	Europe	12/30/2016	686,374
Apax Europe VII, L.P.(d)	Europe	03/31/2021	35,728
Apollo Investment Fund VI, L.P.(d)	North America	12/31/2018	68,883
Apollo Investment Fund VII, L.P.	North America	09/29/2017	32,170
Ares Corporate Opportunities Fund III, L.P.	North America	12/31/2019	176,112
Artiman Ventures III, L.P.(d)	North America	03/31/2021	741,494

Private Equity Investments (94.63%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (80.81%) (continued)
Atlas Capital Resources, L.P.	North America	06/30/2021	$6,044,976
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	904,732
Audax Private Equity Fund II, L.P.(d)	North America	12/31/2018	26,082
Audax Private Equity Fund III, L.P.	North America	09/30/2015	195,890
Audax Private Equity Fund IV, L.P.(d)	North America	09/29/2017	12,861
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	9,049
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	347,556
Avista Capital Partners (Offshore) II, L.P.(d)	North America	12/31/2019	324,275
Avista Capital Partners III, L.P.(d)	North America	12/31/2019	56,405
Avista Healthcare Partners, L.P.(d)	North America	12/31/2019	2,528,682
Bain Capital Asia Fund II, L.P.(d)	North America	12/31/2019	2,480,816
Bain Capital Distressed and Special Situations 2013 E, L.P.(d)	North America	06/30/2015	204,751
Bain Capital Europe Fund III, L.P.(d)	North America	12/30/2016	222,945
Bain Capital Fund VII, L.P.(d)	North America	12/29/2017	8,763,824
Bain Capital Fund X, L.P.(d)	North America	12/30/2015	2,433,471
Bain Capital VII Coinvestment Fund, L.P.(d)	North America	12/29/2017	118,199
BC Asia III Private Investors, L.P.	North America	06/30/2020	2,548,208
BC Europe IV Private Investors, L.P.	North America	06/30/2020	1,513,184
BC European Capital IX-8, L.P.(d)	Europe	12/31/2020	2,089,283
BC Life Sciences Private Investors, L.P.(d)	North America	06/30/2020	3,025,718
BC XI Private Investor, L.P.	North America	06/30/2020	3,252,780
BC XII Private Investors, L.P.	North America	06/30/2020	4,333,849
BCP V-S, L.P.(d)	North America	09/29/2017	32,282
Berkshire Fund IX, L.P.	North America	09/03/2021	12,338,883
Berkshire Fund VI, Limited Partnership(d)	North America	12/31/2018	4,726,585
Berkshire Fund VII, L.P.(d)	North America	12/31/2018	249,838
Berkshire Fund VIII (IND), L.P.(d)	North America	09/03/2021	9,303,322
Blackstone Capital Partners V, L.P.(d)	North America	09/29/2017	117,530
Bridgepoint Europe IV, L.P.	Europe	03/31/2021	222,325
Carlyle Partners V, L.P.(d)	North America	12/31/2019	123,931
Catterton Growth Partners, L.P.(d)	North America	06/30/2021	840,968
CD&R Value Building Partners I, L.P. (d)	North America	12/02/2021	9,704,637
CDRF8 Private Investors, LLC	North America	06/30/2017	225,867
Cerberus Institutional Partners L.P. - Series Four	North America	12/30/2016	124,542
Charterhouse Capital Partners IX, L.P. (d)	Europe	12/31/2021	139,087
CHP III, L.P.(d)	North America	09/29/2017	293,767
CI Capital Investors II, L.P.(d)	North America	12/31/2019	967,055
CI Capital Investors III, L.P.(d)	North America	12/31/2019	2,239,379
Clearlake Capital Partners IV, L.P.	North America	12/31/2019	2,163,847
Clearlake Opportunities Partners (P-Offshore) L.P(d)	North America	12/31/2019	968,092
Coller International Partners VI, L.P. (d)	North America	12/31/2021	616,956
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	397,918
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	1,039,813
Court Square Capital Partners (Offshore) III, L.P.	North America	12/31/2020	1,374,209
DCM IV, L.P.(d)	North America	06/30/2015	97,301
DCM V, L.P.(d)	North America	06/30/2015	316,803
DCM VI, L.P.(d)	North America	06/30/2015	2,014,438
Endeavour Capital Fund V, L.P.(d)	North America	03/31/2021	7,959
Energy Capital Partners II, L.P.(d)	North America	03/31/2021	45,387
EQT VI (No 1) Limited Partnership(d)	Europe	12/31/2021	59,104
EQT VII (No. 1) Limited Partnership(d)	Europe	12/31/2020	1,162,966
EQT VIII (No.1) SCSp(d)	Europe	12/31/2020	1,935,863
Equistone Partners Europe Fund IV, L.P. (d)	Europe	12/31/2021	810,498
Fifth Cinven Fund (No.3) Limited Partnership(d)	Europe	12/31/2021	3,553,260
Francisco Partners II, L.P.(d)	North America	12/31/2018	169,831
FSN Capital IV, L.P.(d)	Europe	12/31/2019	953,327

Private Equity Investments (94.63%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (80.81%) (continued)
General Atlantic Investment Partners 2013, L.P.	North America	12/31/2019	$3,333,000
Genstar Capital Partners VII (EU), L.P.(d)	North America	12/31/2020	801,429
Genstar Capital Partners VIII BL (EU), L.P.	North America	12/31/2020	2,654,486
Genstar VIII Opportunities Fund I (EU), L.P.(d)	North America	12/31/2020	1,622,112
GESD Investors II, L.P.(d)	North America	09/29/2017	84,735
Green Equity Investors CF II, L.P. (d)	North America	11/30/2021	1,185,423
Green Equity Investors CF, L.P.	North America	04/26/2021	2,008,696
Green Equity Investors Side VI, L.P.	North America	06/30/2021	6,684,371
Green Equity Investors V, L.P.(d)	North America	09/29/2017	333,498
Gridiron Capital Fund II, L.P.	North America	12/31/2019	652,706
Gridiron Energy Feeder I, L.P.(d)	North America	05/10/2017	2,345,283
Gryphon Co-Invest Fund IV, L.P.	North America	12/31/2020	286,685
Gryphon Partners 3.5, L.P.	North America	12/31/2020	316,947
Gryphon Partners IV, L.P.	North America	12/31/2020	1,758,232
Gryphon Partners V-A, L.P.(d)	North America	12/31/2020	3,086,469
GS Capital Partners VI Parallel, L.P.(d)	North America	12/31/2019	62,280
GSO Capital Opportunities Overseas Fund, L.P.(d)	North America	12/30/2015	49,729
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	69,975
GTCR Fund X/C, L.P. (d)	North America	12/31/2021	13,972
H&F Arrow 2, L.P.(d)	North America	04/13/2021	1,926,335
H&F Executives Fund IX, L.P.(d)	North America	09/30/2020	2,915,389
H&F Executives Fund VIII, L.P.	North America	09/30/2020	4,182,318
H.I.G. Bayside Debt & LBO Fund II, L.P.(d)	North America	12/31/2018	754,316
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.	North America	03/31/2021	130,429
H.I.G. Capital Partners IV, L.P.	North America	12/31/2018	835,688
Harvest Partners V, L.P.(d)	North America	12/29/2017	2,299
Hellman & Friedman Capital Partners VI, L.P.(d)	North America	03/31/2019	137,403
Hellman & Friedman Capital Partners VII (Parallel), L.P.	North America	06/28/2019	1,296,101
Hellman & Friedman Capital Partners VII, L.P.	North America	06/30/2021	892,345
HFCP VII (Parallel-A), L.P.	North America	09/30/2021	461,218
HgCapital 5, L.P.(d)	Europe	12/31/2018	746
HPE Continuation Fund I C.V.(d)	Europe	05/27/2021	4,829,935
Icon Partners II, L.P.(d)	North America	04/27/2021	806,702
Icon Partners III, L.P.(d)	North America	05/10/2021	4,395,897
Insight Equity I, L.P.(d)	North America	12/31/2018	19,941
Insight Equity II, L.P.(d)	North America	12/31/2018	462,433
Insight Partners Continuation Fund, L.P.(d)	North America	08/14/2019	9,707,524
Insight Venture Partners (Cayman) IX, L.P.	North America	09/30/2019	3,551,114
Insight Venture Partners (Cayman) VIII, L.P.(d)	North America	09/30/2019	1,988,389
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.	North America	09/30/2019	520,634
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	1,160,221
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	254,418
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.	North America	09/30/2019	1,120,649
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.	North America	09/30/2019	70,858
Insight Venture Partners IX, L.P.	North America	09/30/2019	91,435
Insight Venture Partners VII, L.P.	North America	06/30/2015	2,827,390
Insight Venture Partners VIII (Co-Investors), L.P.(d)	North America	12/31/2019	238,151
Insight Venture Partners VIII, L.P.(d)	North America	06/30/2015	3,033,786
JMI Equity Fund VI, L.P.	North America	09/29/2017	20,211
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	816,213
KKR 2006 Fund, L.P.	North America	09/29/2017	62,503
KKR 2006 Private Investors Offshore, L.P.(d)	North America	06/30/2017	288,162
KKR Americas Fund XII, L.P.	North America	03/31/2021	4,585,687
KKR China Growth Fund, L.P. (d)	North America	12/31/2021	591,211
KKR North America Fund XI, L.P. (d)	North America	12/31/2021	2,110,838

Private Equity Investments (94.63%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (80.81%) (continued)
KPS Special Situations Fund III (Supplemental Feeder), Ltd.(d)	North America	09/29/2017	$11,027
KPS Special Situations Fund III, L.P.(d)	North America	09/29/2017	8,138
Lightspeed Venture Partners IX, L.P.(d)	North America	12/31/2020	4,343,829
Lion/Simba Investors, L.P.	Europe	12/21/2020	4,152,630
Littlejohn Fund III, L.P.(d)	North America	12/31/2018	18,642
Littlejohn Fund IV, L.P.	North America	12/30/2015	492,257
Lovell Minnick Equity Partners III, L.P.(d)	North America	06/30/2021	1,576,063
Madison Dearborn Capital Partners VI-C, L.P.	North America	03/31/2021	226,566
Madison International Real Estate Liquidity Fund V(d)	North America	06/30/2015	6,864
Marlin Equity III, L.P.(d)	North America	06/30/2021	48,658
Mason Wells Buyout Fund III Limited Partnership(d)	North America	03/31/2021	265,735
MDP Fund, L.P.(d)	Europe	06/30/2015	206,994
Merchant Banking Partners IV, L.P.(d)	North America	09/29/2017	22,871
Montagu+ SCSp(d)	Europe	11/10/2021	7,792,991
Montreux Equity Partners IV, L.P.(d)	North America	09/29/2017	411,638
MPE Partners II, L.P.	North America	06/28/2019	867,446
MSouth Equity Partners II, L.P.(d)	North America	12/31/2019	421,675
Nautic Partners VI-A, L.P.(d)	North America	12/31/2019	914,252
Navis Asia Fund VI, L.P.	North America	03/31/2021	178,082
NB SPV, L.P.(d)	North America	09/01/2021	5,000,000
New Enterprise Associates 12, Limited Partnership(d)	North America	09/29/2017	71,740
New Mountain Partners III, L.P.	North America	09/29/2017	(10,234)
NewView Capital Fund I, L.P.(d)	North America	10/31/2018	7,919,271
North Bridge Growth Equity I, L.P.(d)	North America	12/31/2020	60,999
North Bridge Growth Equity II, L.P.(d)	North America	12/31/2020	21,528,751
Oak Investment Partners XII, Limited Partnership(d)	North America	03/31/2019	111,145
Oaktree Opportunities Fund IX (Cayman), L.P. (d)	North America	12/31/2021	1,973,404
Oaktree Opportunities Fund VIII (Cayman), Ltd. (d)	North America	12/31/2021	100,000
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	64,159
Paladin III (HR), L.P.(d)	North America	09/29/2017	457,764
Pamlico Capital III, L.P.	North America	12/31/2019	3,437,557
Parthenon Investors II, L.P.(d)	North America	12/31/2018	183,837
Parthenon Investors III, L.P.	North America	12/31/2018	1,808,091
Pegasus WSJLL Fund, L.P. (d)	North America	12/13/2021	8,433,305
Permira IV Feeder, L.P.(d)	Europe	04/23/2020	13,530,621
Platinum Equity Capital Partners II(d)	North America	09/29/2017	185,625
PRO SPV, L.P.(d)	North America	09/01/2021	5,500,814
Providence Equity Partners IV, L.P.(d)	North America	12/30/2016	16,573
Providence Equity Partners V, L.P.(d)	North America	12/30/2016	36,511
Providence Equity Partners VI, L.P.	North America	12/30/2016	1,297,178
Providence Equity Partners VII, L.P.	North America	09/29/2017	358,527
Providence TMT Special Situations Fund, L.P.	North America	12/31/2018	10,843
PT2-A, L.P. (d)	North America	12/16/2021	6,300,000
PTEV-A, L.P. (d)	North America	12/30/2021	4,133,341
RCF V Annex Fund, L.P.(d)	North America	06/30/2021	23,979
Resource Capital Fund V, L.P.(d)	North America	06/30/2021	63,664
Riverside Capital Appreciation Fund V, L.P.(d)	North America	03/31/2021	300,000
Roark Capital Partners II, L.P.	North America	06/29/2018	1,527,247
Roark Capital Partners III, L.P.	North America	06/29/2018	1,920,314
Roark Capital Partners IV, L.P.	North America	06/29/2018	1,090,251
Samson Brunello 2, L.P.(d)	North America	02/19/2021	1,163,060
Samson Hockey 2, L.P.	North America	12/23/2020	1,349,519
Samson Shield 2, L.P.	North America	12/23/2020	4,160,014
Saw Mill Capital Partners, L.P.(d)	North America	09/29/2017	65,043
Seidler Equity Partners IV, L.P.	North America	06/30/2021	1,578,822
Silver Lake Partners III, L.P.(d)	North America	12/31/2018	130,349

Private Equity Investments (94.63%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (80.81%) (continued)
Silver Lake Partners V, L.P.	North America	06/30/2020	$3,162,176
Sixth Cinven Fund (No. 4) Limited Partnership	Europe	06/28/2019	3,031,364
Sixth Street Opportunities Partners III (B), L.P.	North America	06/30/2015	37,350
SL SPV-2, L.P.(d)	North America	02/14/2019	1,033,948
Sorenson Capital Partners III, L.P. (d)	North America	12/31/2021	14,213,364
Sterling Capital Partners IV, L.P. (d)	North America	12/31/2021	1,280,205
Summit Partners Growth Equity Fund VIII-B, L.P. (d)	North America	12/31/2021	1,739,027
Summit Partners Private Equity Fund VII-A, L.P.(d)	North America	12/31/2018	493,883
Summit Ventures VI-A, L.P.(d)	North America	12/31/2018	195,745
Sun Capital Partners IV, L.P.	North America	12/31/2018	80,427
Sun Capital Partners V, L.P.	North America	12/31/2018	244,079
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	1,925,000
TA Atlantic and Pacific VI, L.P.(d)	North America	03/31/2021	149,268
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	33,141
Tennenbaum Opportunities Fund V, LLC	North America	09/29/2017	371,794
The Veritas Capital Fund III, L.P.(d)	North America	09/29/2017	2,206
The Veritas Capital Fund V, L.P.(d)	North America	06/28/2019	13,921,459
Thomas H. Lee Equity Fund VI Liquidating Trust(d)	North America	12/31/2020	183
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.	North America	06/29/2018	2,361,598
Thomas H. Lee Parallel Fund VI Liquidating Trust(d)	North America	12/31/2020	1,339
TowerBrook Investors III, L.P.(d)	North America	12/31/2019	36,427
TPF II-A, L.P.(d)	North America	12/31/2019	67,175
TPG Growth III (A), L.P.	North America	12/31/2019	2,453,500
TPG Partners V, L.P.(d)	North America	09/29/2017	22,993
TPG Partners VI, L.P.	North America	09/29/2017	534,531
TPG STAR, L.P.	North America	09/29/2017	248,121
Triton Fund III, L.P.	Europe	03/31/2021	80,471
Vista Equity Partners Fund V, L.P.(d)	North America	09/28/2018	5,923,209
Warburg Pincus Private Equity XI, L.P. (d)	North America	12/31/2021	1,369,255
Webster Equity Partners Bristol CF, L.P. (d)	North America	10/15/2021	9,986,555
WestView Capital Partners II, L.P.	North America	12/31/2019	30,164
White Deer Energy, L.P.(d)	North America	06/30/2021	167,776
Wind Point Partners AAV, L.P.(d)	North America	06/29/2021	905,494
Wind Point Partners VII-B, L.P.(d)	North America	09/29/2017	586,634
WP AUSA, L.P.(d)	North America	07/22/2019	8,250,921
Total Secondary Investments			392,683,036

Total Private Equity Investments
(Cost $360,456,219)			$459,854,299

Short-Term Investments (11.53%)	Fair Value
Money Market Funds (11.53%)
Fidelity Government Portfolio, Class I, 0.01%(e)	55,543,324
JP Morgan U.S. Government Money Market Fund, 0.01%(e)	498,744

Total Money Market Funds	56,042,068

Total Short-Term Investments
(Cost $56,042,068)	$56,042,068

Short-Term Investments (11.53%) (continued)	Fair Value
Total Investments (106.16%)
(Cost $416,498,287)	$515,896,367

Liabilities in Excess of Other Assets (-6.16%)	(29,940,171)
Shareholders' Capital (100.00%)	$485,956,196

(a)

Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2021 was $360,456,219 and $459,854,299, respectively.

(b)

Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio.  As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of December 31, 2021, the aggregate cost of each investment restricted to resale was: $–, $3,254,209, $3,272,042, $5,009,015, $912,217, $1,621,222, $–, $804,761, $916,381, $–, $1,768,335, $556,808, $1,820,192, $609,020, $3,489,657, $1,350,000, $2,056,772, $1,763,528, $389,245, $3,451,393, $–, $1,875,000, $2,303,198, $2,734,940, $2,688,994, $2,996,923, $28,494, $3,718,162, $11,589, $41,815, $1,765,975, $1,567,346, $169,786, $2,048,160, $465,371, $20,004, $207,218, $306,473, $585,763, $547,290, $1,640,150, $1,695,685, $3,942, $2,308,026, $126,942, $2,154, $480,584, $202,529, $-, $1,379,913, $2,292,774, $13,523, $822,290, $5,516,370, $4,155,781, $49,683, $744,739, $812,657, $1,624,184 , $656,833, $1,069,681, $2,287,786, $47,747, $9,272,764, $6,040,488, $992,633, $7,327,979, $444,287, $130,322, $203,464, $209,397, $10,018,575, $314,006, $688,460, $–, $280,165, $338,933, $3,097,269, $1,616,523, $616,478, $298,022, $470,461, $1,998,115, $1,002,635, $133,659, $1,192,677, $1,810,701, $635, $22,185, $–, $922,412, $1,177,923, $583,245, $2,508,048, $117,196, $360,136 , $2,124,769, $764,587, $1,720,131, $1,266,112, $27,528, $1,185,423, $2,048, $4,703,475, $6,553,187, $1,884,241, $1,741,331, $337,808, $201,423, $1,986,873, $2,238,607, , $44,120, $261,086, $213,016, $–, $1,232,707, $2,193,987, $1,671,372, $811,443, $73,605, $1,702,862, $72,969, $311,000, $7,870,967, $671,377, $968,279, $15,508, $3,267,891, $478,775, $3,373,114, $157,636, $820,510, $5,179,717, $1,731,742, $1,355,769, $522,614, $577,528, $224,400, $701,194, $43,721, $44,011, $1,655,999, $168,716, $2,150,167, $2,477, $1,441,917, $197,690, $178,198, $2,911,443, $235,881, $1,025,800, $496,027, $487,022, $2,071,441, $2,820,173, $10,272, $2,009,981, $740,734, $304,638, $15,451, $29,533, $233,687, $1,882,172, $–, $6,650,126, $352,649, $–, $1,364,746, $751,526, $292,985, $5,000,000, $126,737, $942,670, $3,912,772, $115,171, $10,120,101, $171,384, $1,237,058, $320, $45,196, $7,416, $1,495,869, $229,506, $525,100, $8,456,626, $4,020,346, $318,887, $5,553,019, $19,151, $367,900, $3,909,950, $243,174, $5,693, $6,300,000, $4,133,341, $6,023, $14,852, $152,660, $810,797, $886,850, $797,132, $895,790, $903,850, $4,006,937, $675,116, $2,057,705, $890,415, $1,964,849, $1,818,789, $25,575, $492,288, $11,708,762, $956,950, $1,118,057, $586,313, $309,279, $243,191, $498,522, $1,097,436, $61,962, $223,457, $217,620, $364,685, $6,382,616, $–, $2,164,303, $–, $267,492, $19,744, $2,065,573, $325,255, $1,753,738, $515,409, $276,706, $5,029,721, $960,347, $9,986,555, $321,007, $66,690, $920,696, $399,139 and $4,895,000, respectively, totaling, $360,456,219.

(c)

In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.

(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of December 31, 2021.

See accompanying Notes to Consolidated Financial Statements.

1. Organization

Pomona Investment Fund (the “Fund”), was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On August 3, 2017, in connection with the Fund’s revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund. All inter-company accounts and transactions relating to Pomona Investment Fund LLC have therefore been eliminated.

2. Summary of Significant Accounting Policies

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by a board of trustees (the “Board”). The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of Pomona Management LLC (the “Administrator” and the “Adviser”) in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

●	Secondary Investments refer to investments in existing Private Equity assets that are typically acquired in privately negotiated transactions.

●	Primary Investments refer to investments in newly established private equity funds.

●	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

●	Direct Investments/Co-Investments refers to investments in an operating company alongside other investors.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The private equity investments (“Private Equity Investments”) in which the Fund invests normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as practical expedient, such as certain Direct Investments/Co-Investments, the Fund will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
●	Discounted cash flow analysis, including a terminal value or exit multiple.
●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
●	Valuations implied by third-party investment in similar assets or issuers.

Cash and Short-term Investments

The Fund holds cash and investments in short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term investments held by the Fund. Short-term investments are considered cash equivalents.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

3. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2021:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$56,042,068	$–	$–	$56,042,068
TOTAL	$56,042,068	$–	$–	$56,042,068

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of December 31, 2021, $459,854,299 was fair valued utilizing NAV as practical expedient.

As of December 31, 2021 there were no level 3 investments held in the Fund.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2021	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized gain/(loss)	Total unrealized appreciation /(depreciation)	Net purchases	Net sales	Balance as of December 31, 2021
$3,149,141	$-	$-	$2,309,696	$(703,542)	$-	$(4,755,295)	$-

4. Revolving Credit Agreement

Effective March 30, 2020, the Fund entered into a $40,000,000 revolving credit agreement for a five year term with Barclays Bank PLC (the “Barclays Facility”). The Barclays Facility has a five year term. Effective June 3, 2021, the Fund Amended its agreement with Barclays Bank PLC to increase the size of the Barclays Facility to $80,000,000 and extend the term to six years. The Fund entered into the Barclays Facility for working capital requirements, such as financing repurchases of shares, distributions to investors and investments. Borrowings under the Barclays Facility bears interest at London Interbank Offered Rate (“LIBOR”) or Euro Interbank Offered Rate (“EURIBOR”) plus 2.85% per annum, and has a commitment fee of 0.85% per annum on the daily unused portion. As of December 31, 2021, the Fund had €22,200,000 (equivalent to $25,248,074) of outstanding borrowings on the Barclays Facility.

5. Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current Net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer would be for an amount that is not more than 5% of the Fund’s Shareholders’ Capital. There can be no assurance that the Board will accept the Adviser’s recommendation.